Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000003083 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000003083 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000003083 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000003083 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000003083 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000003083 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000003083 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000003083 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000003083 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000003083 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000003083 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000003084 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000003084 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000003084 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000003084 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000003084 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000003084 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000003084 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000003084 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000003084 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000003084 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000003084 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000240564 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000240564 [Member] | Private Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240564 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240564 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000240563 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000240563 [Member] | Private Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240563 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240563 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000169230 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169230 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000169230 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000169230 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000169230 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000169230 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169230 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169230 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169230 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169230 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169230 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000169230 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169230 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000169230 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000169230 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169230 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169230 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003114 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003114 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003114 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000003114 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003114 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003114 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003114 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003114 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003114 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003114 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003114 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000003114 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003114 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000003114 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000003114 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003114 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003114 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000185894 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000185894 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185894 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000185894 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000185894 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000185894 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000185894 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185894 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185894 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000185894 [Member] | U S Treasury Inflationary Index Bonds 3 88 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185894 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000185894 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000185894 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000185894 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000185894 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185894 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000039440 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000039440 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039440 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039440 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000039440 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039440 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000039440 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000039440 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000039440 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000039440 [Member] | U S Treasury Inflationary Index Bonds 3 88 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039440 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000039440 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000039440 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000039440 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000039440 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039440 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000156358 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[9]
C000156358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000156358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000156358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000156358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000156358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000156358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000156358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156358 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156358 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156358 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156358 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156358 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156358 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156358 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156358 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156358 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156358 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000156358 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156358 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156358 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156358 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156358 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000236040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000236040 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[10]
C000236040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000236040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000236040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236040 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[10]
C000236040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236040 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000236040 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236040 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236040 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236040 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236040 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236040 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236040 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236040 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236040 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000236040 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236040 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236040 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236040 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000237794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000237794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000237794 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[11]
C000237793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000237793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000237793 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000003099 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000003099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003099 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000003100 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003100 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003100 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003100 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000003100 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003100 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003100 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000003100 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003100 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000169229 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000169229 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169229 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169229 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169229 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169229 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169229 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169229 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169229 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169229 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169229 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000169229 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000169229 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000169229 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169229 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169229 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169229 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003111 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000003111 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003111 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003111 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003111 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003111 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003111 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003111 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003111 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003111 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003111 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000003111 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000003111 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000003111 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003111 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003111 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003111 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003124 [Member] | One To 7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000003124 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003124 [Member] | Fifteen To 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003124 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003124 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003124 [Member] | Ninety One to 120 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003124 [Member] | One Hundred And Twenty One To 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003124 [Member] | Over 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000003125 [Member] | One To 7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000003125 [Member] | Eight To 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003125 [Member] | Fifteen To 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003125 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003125 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003125 [Member] | Ninety One to 120 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003125 [Member] | One Hundred And Twenty One To 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003125 [Member] | Over 150 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000169228 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000169228 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169228 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169228 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169228 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169228 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169228 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169228 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000169228 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169228 [Member] | GuideStone Impact Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169228 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000169228 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000169228 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000169228 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169228 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169228 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169228 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003076 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003076 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003076 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003076 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003076 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003076 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003076 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003076 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000003076 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003076 [Member] | GuideStone Impact Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003076 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000003076 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000003076 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000003076 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003076 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003076 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003076 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003091 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003091 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003091 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003091 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003091 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003091 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003091 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000003091 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003091 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000003091 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003092 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003092 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003092 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003092 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003092 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003092 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003092 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003092 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003092 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000003092 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003092 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000003092 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003103 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003103 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003103 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003103 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003103 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003103 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003103 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003103 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000003103 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003103 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003103 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[21]
C000003103 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003104 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003104 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003104 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003104 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003104 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003104 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003104 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003104 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000003104 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003104 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003104 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[22]
C000003104 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000158247 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[23]
C000158247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000158247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158247 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[23]
C000158247 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158247 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158247 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158247 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158247 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000158247 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158247 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158247 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000158247 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158247 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000039453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000039453 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[24]
C000039453 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000039453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000039453 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039453 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000039453 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000039453 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039453 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039453 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039453 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000039453 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000039453 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000039453 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000039453 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000039453 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000129313 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[25]
C000129313 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129313 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000129313 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129313 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129313 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129313 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000129313 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129313 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129313 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000129313 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129313 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[25]
C000129313 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129313 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129313 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000129313 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000129313 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000129313 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129313 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129313 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129313 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129313 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129313 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129313 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129313 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129313 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000129313 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000129314 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[26]
C000129314 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000129314 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129314 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129314 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129314 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000129314 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129314 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129314 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000129314 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129314 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[26]
C000129314 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129314 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129314 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000129314 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000129314 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000129314 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129314 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129314 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129314 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129314 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129314 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129314 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129314 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129314 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000129314 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003079 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000003079 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000003079 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000003079 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000003079 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000003079 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000003079 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[27]
C000003079 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000003080 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000003080 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000003080 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000003080 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000003080 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000003080 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000003080 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[28]
C000003080 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%
C000003095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003095 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000003095 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003095 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003095 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003095 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[29]
C000003095 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003096 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003096 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000003096 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003096 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003096 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003096 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003096 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003096 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003096 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003096 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003096 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[30]
C000003096 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000185895 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000185895 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000185895 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185895 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000185895 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185895 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185895 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185895 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000185895 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000185895 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185895 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000185895 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000185895 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000185895 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000185895 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185895 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185895 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039443 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000039443 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000039443 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039443 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000039443 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039443 [Member] | GuideStone Low Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039443 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039443 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000039443 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000039443 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039443 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000039443 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000039443 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000039443 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000039443 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039443 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039443 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158246 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000158246 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000158246 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158246 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[33]
C000158246 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158246 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000039452 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000039452 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000039452 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000039452 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000039452 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[34]
C000039452 [Member] | Credit Default Swap Sell Protection [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000039452 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000185896 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000185896 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185896 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000185896 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000185896 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185896 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185896 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000185896 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000185896 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185896 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185896 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000185896 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000185896 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000185896 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000185896 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185896 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039446 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000039446 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039446 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039446 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000039446 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039446 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039446 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000039446 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000039446 [Member] | GuideStone Strategic Alternatives Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000039446 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039446 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000039446 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000039446 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000039446 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000039446 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039446 [Member] | Alternatives Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000237792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237792 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[37]
C000237792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000237791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[38]
C000237791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000240566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000240566 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[39]
C000240566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000240565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000240565 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[40]
C000240565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000003107 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[41]
C000003107 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003107 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000003107 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003107 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003107 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003107 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003107 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003107 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000003107 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003107 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003107 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[41]
C000003107 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003107 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003107 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003107 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003107 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003107 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003107 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003107 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003107 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003107 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000003107 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003107 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003107 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003107 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003107 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000003108 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[42]
C000003108 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003108 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000003108 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003108 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003108 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003108 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003108 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003108 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000003108 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003108 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003108 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[42]
C000003108 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003108 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003108 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003108 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003108 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003108 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003108 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003108 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003108 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003108 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000003108 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003108 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003108 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003108 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003108 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169231 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169231 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000169231 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000169231 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000169231 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169231 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169231 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169231 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169231 [Member] | GuideStone Impact Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169231 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000169231 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000169231 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000169231 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003117 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003117 [Member] | GuideStone International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000003117 [Member] | GuideStone Value Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000003117 [Member] | GuideStone Growth Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003117 [Member] | GuideStone Value Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003117 [Member] | GuideStone Growth Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003117 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003117 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003117 [Member] | GuideStone Impact Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003117 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000003117 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000003117 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000003117 [Member] | Impact Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000185898 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185898 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000185898 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185898 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185898 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000185898 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000185898 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000185898 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000185898 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000185898 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000185898 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185898 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000185898 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000185898 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108559 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108559 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000108559 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000108559 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108559 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108559 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000108559 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000108559 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000108559 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000108559 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[46]
C000108559 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108559 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000108559 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000108559 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000183274 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000183274 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000183274 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000183274 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000183274 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[47]
C000183274 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000183274 [Member] | Total Return Basket Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000183274 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000183275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000183275 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000183275 [Member] | Forward Foreign Currency Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000183275 [Member] | Centrally Cleared Interest Rate Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000183275 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000183275 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[48]
C000183275 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000183275 [Member] | Total Return Basket Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000183275 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000185897 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000185897 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000185897 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000185897 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000185897 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000185897 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000185897 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000185897 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000185897 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185897 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000185897 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000185897 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000185897 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000185897 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000039449 [Member] | GuideStone Medium Duration Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000039449 [Member] | GuideStone Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039449 [Member] | GuideStone Global Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000039449 [Member] | GuideStone Defensive Market Strategies Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000039449 [Member] | GuideStone Small Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000039449 [Member] | GuideStone Money Market Fund 4 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039449 [Member] | GuideStone International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000039449 [Member] | GuideStone Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000039449 [Member] | GuideStone Global Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000039449 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000039449 [Member] | Fixed Income Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000039449 [Member] | U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000039449 [Member] | Non U S Equity Select Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000039449 [Member] | Real Assets Select Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104139 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000104139 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000104139 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000104139 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[51]
C000104139 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000104139 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000104139 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000104140 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000104140 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000104140 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000104140 [Member] | Other categories less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[52]
C000104140 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000104140 [Member] | Debt Securities Long [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000104140 [Member] | Equities Long [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%

[1]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[2]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[3]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[4]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[5]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[6]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[7]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[8]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[9]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[10]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[11]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[12]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[13]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[14]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[15]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[16]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[17]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[18]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[19]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[20]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[21]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[22]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[23]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[24]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[25]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[26]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[27]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[28]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[29]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[30]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[31]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[32]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[33]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[34]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[35]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[36]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[37]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[38]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%
[39]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[40]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[41]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[42]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[43]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[44]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[45]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[46]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[47]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[48]	Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
[49]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[50]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[51]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
[52]	Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.